Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Accounts receivable	2,378,341	2,949,667	1,852,815
Allowance for credit losses:
Balance at beginning of the year	(159,414)	(43,734)	(89,130)
(Additions) reversal provisions	90,526	(47,801)	39,476
Write-off	22,922	2,249	—
Foreign exchange effect	2,232	156	(262)
Balance at end of the year	(43,734)	(89,130)	(49,916)
Accounts receivable, net	2,334,607	2,860,537	1,802,899